Investment and Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2024
Investment and Fair Value Measurement [Abstract]
Schedule of Carrying Value of the Non-Marketable Investments	The following table summarizes the total carrying value of the non-marketable investments held as of June 30, 2024 and December 31, 2023 including cumulative unrealized upward and downward adjustments and impairment made to the initial cost basis of the investments:
	June 30, 2024	December 31, 2023
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	12,539,960	12,539,960
Downward adjustments and impairment	(520,821)	(520,821)
Total carrying value at the end of the period	$16,098,846	$16,098,846